CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Interest paid, net of capitalized interest of $20,360 (2017), $49,707 (2016) and $23,733 (2015)	$ 209,789	$ 222,969	$ 329,653
Income taxes paid (refunded)	213,096	(367,755)	237,702
Capitalized interest	$ 20,360	$ 49,707	$ 23,733